Shareholder Fees	Feb. 28, 2026
Huber Select Large Cap Value Fund | Huber Select Large Cap Value Fund Investor Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Huber Select Large Cap Value Fund | Huber Select Large Cap Value Fund Institutional Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Huber Small Cap Value Fund | Huber Small Cap Value Fund Investor Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Huber Small Cap Value Fund | Huber Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Huber Large Cap Value Fund | Huber Large Cap Value Fund Investor Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Huber Large Cap Value Fund | Huber Large Cap Value Fund Institutional Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Huber Mid Cap Value Fund | Huber Mid Cap Value Fund Investor Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)
Huber Mid Cap Value Fund | Huber Mid Cap Value Fund Institutional Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(1.00%)